As filed with the Securities and Exchange Commission on August 14, 2009
                                 Registration Nos. 33-54126
                                                                                                                   811-07332
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

                                                              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

                                       Pre-Effective Amendment No.                                         ☐

                                                                                                       Post-Effective Amendment No. 74                                  ☒

                                                                                                                                and

                                                                                                                      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

                                                                                                                          Amendment No. 78                                           ☒
_______________________________

BARCLAYS GLOBAL INVESTORS FUNDS
(Exact Name of Registrant as Specified in Charter)

400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-877-244-1544
_______________________________

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Name and Address of Agent for Service)
_______________________________

With copies  to:

Leonard A. Pierce Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, MA 02109	Robert Zivnuska Barclays Global Investors, N.A. 400 Howard Street San Francisco, CA 94105
_______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒           on September 1, 2009 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 74 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 78 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Barclays Global Investors Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 1, 2009, the effectiveness of Post-Effective Amendment No. 72 under the Securities Act (Amendment No. 76 under the 1940 Act) to the Registrant’s Registration Statement, filed on May 13, 2009 pursuant to paragraph (a) of Rule 485 under the Securities Act.  The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 73 on July 24, 2009, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 74 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, Barclays Global Investors Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th  day of August 2009.

                                                   BARCLAYS GLOBAL INVESTORS FUNDS

                                                   By    /s/ Jack Gee
                                                   Jack Gee
                                                       Treasurer
                                                      (Chief Financial Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                                                          Title                                                                                                 Date

*
                                                                                                                                       Trustee and President                                                                    August 14, 2009
H. Michael Williams                                                            (Chief Executive Officer)

*
____________________________                                                                                                                 Trustee                                            August 14, 2009
Mary G.F. Bitterman

*
____________________________                                                                                                                 Trustee                                                                                              August 14, 2009
A. John Gambs

*
____________________________                                                                                                                 Trustee                                               August 14, 2009
Lee T. Kranefuss

*
____________________________                                                                                                                 Trustee                                               August 14, 2009
Hayne E. Leland

*
____________________________                                                                                                                 Trustee                                               August 14, 2009
Jeffrey M. Lyons

*
____________________________                                                                                                                 Trustee                                                August 14, 2009
Wendy Paskin-Jordan

*
____________________________                                                                                                                Trustee                                                   August 14, 2009
Leo Soong

/s/ Jack Gee
Jack Gee                                                                                          Treasurer
                                  (Chief Financial Officer)                                                                                        August 14, 2009

By: /s/ Jack Gee
      Jack Gee*

*	As Attorney-in-Fact pursuant to the powers of attorney, each dated March 19, 2009, incorporated by reference to Post-Effective Amendment No. 71 filed on April 30, 2009.